SCHEDULE OF COMPONENTS LOSS BEFORE INCOME TAX (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Loss before income taxes				$ (11,357)
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
U.S. operations			$ (5,513)	(7,916)
Non-U.S. operations			5,182	(3,441)
Loss before income taxes	$ (3,136)	$ (3,330)	$ (331)	$ (11,357)